Other Income, Net - Schedule of Summary of Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Foreign exchange gain / (loss)		$ 2,017	$ (4,062)	$ 7,210	$ (4,704)
Fair value loss on contingent consideration		(282)	(147)	(396)	(400)
Gain / (loss) on derivative instruments	[1]	1,209	5,406	4,410	4,198
Fair value loss on warrant liability	[2]	415	2,430	140	517
Gain on debt repurchases	[3]	720	3,612	1,296	7,952
Other	[4]	318	137	4,092	2,360
Other income, net		$ 4,397	$ 7,376	$ 16,752	$ 9,923

[1]	In the six months ended June 30, 2024, the Company entered into an additional derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt (See Note 8).
[2]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statement of comprehensive (loss) / income (See Note 12).
[3]	Relates to gain on repurchases of the Company's debt (See Note 7).
[4]	Mainly relates to the release of certain provisions, offset by banking fees.